Schedule of Investments (unaudited)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.8%
Boeing Co.
1.17%, 02/04/23	USD	525	$ 525,054
2.70%, 02/01/27		200	203,358
2.95%, 02/01/30		200	203,765
3.25%, 02/01/35		194	195,483
3.85%, 11/01/48		165	171,251
3.75%, 02/01/50		280	291,015
5.81%, 05/01/50		930	1,259,337
5.93%, 05/01/60		415	575,889
General Dynamics Corp., 4.25%, 04/01/40		330	402,953
L3Harris Technologies, Inc.
4.40%, 06/15/28		955	1,071,906
4.40%, 06/15/28		1,680	1,885,656
2.90%, 12/15/29		392	404,177
Northrop Grumman Corp.
7.88%, 03/01/26(a)		1,000	1,241,155
3.20%, 02/01/27		526	558,259
3.25%, 01/15/28		604	646,412
4.75%, 06/01/43		315	396,225
5.25%, 05/01/50		100	140,064
Raytheon Technologies Corp.
3.20%, 03/15/24		1,894	1,971,079
4.13%, 11/16/28		820	917,205
2.38%, 03/15/32		170	169,815
4.50%, 06/01/42		452	558,771
4.15%, 05/15/45		245	285,521
4.35%, 04/15/47		252	306,199
3.13%, 07/01/50		95	97,020
3.03%, 03/15/52		345	346,659
			14,824,228
Air Freight & Logistics — 0.3%
FedEx Corp.
3.10%, 08/05/29		567	599,061
4.25%, 05/15/30		65	73,912
3.25%, 05/15/41		120	122,585
4.10%, 02/01/45		340	380,648
4.55%, 04/01/46		135	161,775
			1,337,981
Airlines — 0.9%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		107	109,212
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29		644	671,705
Series 2019-1, Class B, 3.85%, 02/15/28		361	344,378
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		285	283,761
Delta Air Lines, Inc., 3.80%, 04/19/23		880	899,730
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		191	191,254
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		471	475,718
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 05/01/32		206	204,031
Series 2020-1, Class A, 5.88%, 10/15/27		935	1,024,081
Series 2020-1, Class B, 4.88%, 01/15/26		274	285,147
			4,489,017
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/01/51		655	623,909
Security		Par (000)	Value
Automobiles — 2.0%
Daimler Finance North America LLC, 0.75%, 03/01/24(a)	USD	170	$ 168,415
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(a)		470	472,005
Ford Motor Co.
4.75%, 01/15/43		72	79,470
5.29%, 12/08/46		82	96,371
General Motors Co.
5.40%, 10/02/23		40	42,814
6.13%, 10/01/25		160	183,797
6.25%, 10/02/43		1,393	1,906,237
5.20%, 04/01/45		44	54,439
5.95%, 04/01/49		172	235,430
Nissan Motor Acceptance Co. LLC
2.60%, 09/28/22(a)		20	20,209
2.75%, 03/09/28(a)		575	570,872
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		2,535	2,601,121
3.52%, 09/17/25(a)		1,040	1,090,106
4.35%, 09/17/27(a)		645	696,308
4.81%, 09/17/30(a)		600	671,016
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)		665	664,890
1.25%, 11/24/25(a)		930	909,629
			10,463,129
Banks — 16.9%
AIB Group PLC, 4.26%, 04/10/25(a)		1,650	1,737,481
Banco Santander SA
3.85%, 04/12/23		600	620,606
2.75%, 05/28/25		400	413,436
1.72%, 09/14/27		600	589,082
Bank of America Corp.
4.20%, 08/26/24		2,395	2,567,102
4.00%, 01/22/25		909	970,801
4.45%, 03/03/26		1,689	1,859,517
3.42%, 12/20/28		2,210	2,359,539
3.97%, 03/05/29		212	231,976
2.69%, 04/22/32		2,555	2,592,881
4.08%, 04/23/40		185	212,535
2.68%, 06/19/41		315	303,209
4.08%, 03/20/51		1,205	1,449,406
2.83%, 10/24/51		35	34,363
Series L, 3.95%, 04/21/25		790	844,432
Series L, 4.75%, 04/21/45		240	299,070
Series N, 1.66%, 03/11/27		370	367,402
Bank of Ireland Group PLC, 2.03%, 09/30/27(a)		1,755	1,723,526
Barclays PLC
3.65%, 03/16/25		420	443,606
5.20%, 05/12/26		800	892,696
5.09%, 06/20/30		1,600	1,814,932
BNP Paribas SA
4.71%, 01/10/25(a)		1,645	1,751,284
1.32%, 01/13/27(a)		1,000	973,060
BPCE SA
2.38%, 01/14/25(a)		430	437,468
2.05%, 10/19/27(a)		945	936,880
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24		152	158,474
Citigroup, Inc.
5.50%, 09/13/25		232	262,374
3.11%, 04/08/26		415	435,056
4.30%, 11/20/26		1,250	1,383,095

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc.
4.45%, 09/29/27	USD	1,100	$ 1,226,522
3.89%, 01/10/28		1,205	1,306,424
4.13%, 07/25/28		250	274,352
3.52%, 10/27/28		630	675,790
4.08%, 04/23/29		25	27,570
2.67%, 01/29/31		100	101,514
4.41%, 03/31/31		815	930,779
2.57%, 06/03/31		1,965	1,981,995
2.56%, 05/01/32		295	296,530
2.90%, 11/03/42		350	346,545
4.75%, 05/18/46		220	270,522
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)		290	310,742
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		400	394,251
Danske Bank A/S
5.00%, 01/12/22(a)		555	555,492
1.17%, 12/08/23(a)		1,340	1,339,691
Discover Bank, 4.68%, 08/09/28		300	313,538
HSBC Holdings PLC
3.26%, 03/13/23		985	989,648
3.80%, 03/11/25		430	451,230
4.25%, 08/18/25		500	537,608
2.63%, 11/07/25		510	523,100
4.30%, 03/08/26		280	306,818
4.95%, 03/31/30		355	416,557
2.80%, 05/24/32		1,205	1,208,738
Huntington Bancshares, Inc., 4.00%, 05/15/25		355	381,819
ING Groep NV
1.40%, 07/01/26(a)		505	499,662
1.73%, 04/01/27		350	347,648
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)		1,030	1,041,726
3.38%, 01/12/23(a)		1,200	1,226,092
5.02%, 06/26/24(a)		416	445,750
JPMorgan Chase & Co.
0.56%, 02/16/25		180	177,393
2.01%, 03/13/26		885	895,437
2.08%, 04/22/26		860	872,873
4.13%, 12/15/26		1,160	1,279,446
3.96%, 01/29/27		345	372,768
1.04%, 02/04/27		750	725,888
4.25%, 10/01/27		600	673,053
3.63%, 12/01/27		1,083	1,166,955
3.78%, 02/01/28		1,170	1,266,563
4.01%, 04/23/29		1,215	1,341,062
2.58%, 04/22/32		920	931,822
3.88%, 07/24/38		765	868,275
3.11%, 04/22/41		330	341,764
2.53%, 11/19/41		1,040	988,934
3.16%, 04/22/42		300	313,164
4.95%, 06/01/45		350	455,462
Lloyds Banking Group PLC
1.33%, 06/15/23		905	906,520
2.91%, 11/07/23		400	406,446
4.45%, 05/08/25		300	325,871
4.58%, 12/10/25		1,975	2,154,398
2.44%, 02/05/26		200	203,897
1.63%, 05/11/27		500	492,227
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29		300	316,911
2.05%, 07/17/30		850	825,561
Security		Par (000)	Value
Banks (continued)
NatWest Group PLC
3.88%, 09/12/23	USD	390	$ 406,671
2.36%, 05/22/24		410	416,545
4.27%, 03/22/25		460	486,794
3.07%, 05/22/28		895	930,880
4.89%, 05/18/29		432	494,092
3.03%, 11/28/35		855	843,619
Nordea Bank Abp, 1.50%, 09/30/26(a)		1,500	1,474,103
PNC Financial Services Group, Inc., 3.45%, 04/23/29		294	320,120
Santander UK Group Holdings PLC
1.67%, 06/14/27		670	655,975
3.82%, 11/03/28		472	506,601
Santander UK PLC, 5.00%, 11/07/23(a)		617	656,173
Standard Chartered PLC
1.32%, 10/14/23(a)		510	510,416
3.89%, 03/15/24(a)		2,200	2,267,448
1.82%, 11/23/25(a)		1,340	1,338,351
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	532,820
0.95%, 01/12/26		400	388,508
3.54%, 01/17/28		700	755,274
3.04%, 07/16/29		250	260,562
UniCredit SpA
6.57%, 01/14/22(a)		1,555	1,557,255
3.75%, 04/12/22(a)		1,255	1,264,489
2.57%, 09/22/26(a)		550	548,934
1.98%, 06/03/27(a)		480	467,652
3.13%, 06/03/32(a)		327	323,225
Wells Fargo & Co.
4.13%, 08/15/23		350	367,039
3.58%, 05/22/28		1,810	1,945,793
2.88%, 10/30/30		260	270,293
5.61%, 01/15/44		327	442,482
4.40%, 06/14/46		685	811,828
4.75%, 12/07/46		489	610,298
5.01%, 04/04/51		245	334,556
Westpac Banking Corp.
2.67%, 11/15/35		310	301,986
3.13%, 11/18/41		230	227,952
			88,415,366
Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		310	389,170
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		280	311,444
4.75%, 01/23/29		194	225,804
4.95%, 01/15/42		95	119,159
4.60%, 04/15/48		120	146,741
4.44%, 10/06/48		535	639,443
5.55%, 01/23/49		624	863,278
4.50%, 06/01/50		500	616,409
4.75%, 04/15/58		750	927,274
5.80%, 01/23/59		279	403,391
4.60%, 06/01/60		200	247,535
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		530	552,194
JDE Peet’s NV, 1.38%, 01/15/27(a)		1,100	1,062,288
			6,504,130
Biotechnology — 1.7%
AbbVie, Inc.
2.85%, 05/14/23		1,000	1,022,136
3.80%, 03/15/25		1,215	1,293,339
3.60%, 05/14/25		740	786,933

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
AbbVie, Inc.
2.95%, 11/21/26	USD	230	$ 242,390
3.20%, 11/21/29		120	128,303
4.05%, 11/21/39		200	229,466
4.40%, 11/06/42		495	590,638
4.70%, 05/14/45		200	248,126
4.45%, 05/14/46		893	1,079,932
4.88%, 11/14/48		605	781,777
4.25%, 11/21/49		180	216,391
Amgen, Inc.
2.30%, 02/25/31		400	402,198
3.38%, 02/21/50		5	5,201
3.00%, 01/15/52		425	412,375
Gilead Sciences, Inc.
4.80%, 04/01/44		104	131,274
4.50%, 02/01/45		373	454,719
4.75%, 03/01/46		271	343,390
4.15%, 03/01/47		225	264,907
			8,633,495
Capital Markets — 5.3%
Bank of New York Mellon Corp., 3.00%, 10/30/28		80	85,164
Blackstone Private Credit Fund, 3.25%, 03/15/27(a)		1,080	1,091,155
CME Group, Inc., 5.30%, 09/15/43		14	19,458
Credit Agricole SA, 3.75%, 04/24/23(a)		275	284,917
Credit Suisse AG, 1.25%, 08/07/26		505	492,291
Credit Suisse Group AG
3.80%, 06/09/23		547	566,719
3.75%, 03/26/25		660	700,329
2.19%, 06/05/26(a)		1,055	1,060,896
1.31%, 02/02/27(a)		755	729,452
4.19%, 04/01/31(a)		765	843,671
3.09%, 05/14/32(a)		325	330,704
Deutsche Bank AG
2.22%, 09/18/24		2,080	2,106,754
1.45%, 04/01/25		690	685,717
2.13%, 11/24/26		385	384,368
Goldman Sachs Group, Inc.
0.67%, 03/08/24		1,300	1,294,127
3.50%, 01/23/25		257	270,940
3.50%, 04/01/25		368	389,136
4.25%, 10/21/25		860	937,877
1.95%, 10/21/27		470	467,932
3.81%, 04/23/29		195	212,112
2.60%, 02/07/30		500	508,373
1.99%, 01/27/32		1,625	1,558,013
2.62%, 04/22/32		830	835,961
2.38%, 07/21/32		500	492,298
5.15%, 05/22/45		320	416,149
Intercontinental Exchange, Inc., 4.25%, 09/21/48		70	85,559
Morgan Stanley
4.88%, 11/01/22		895	925,171
0.53%, 01/25/24		1,000	996,563
2.19%, 04/28/26		1,430	1,458,052
3.13%, 07/27/26		500	529,661
3.63%, 01/20/27		1,270	1,376,881
3.95%, 04/23/27		448	493,194
1.59%, 05/04/27		830	821,818
1.51%, 07/20/27		765	752,943
3.77%, 01/24/29		300	326,453
2.70%, 01/22/31		470	480,850
3.62%, 04/01/31		30	32,691
4.46%, 04/22/39		156	187,140
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
3.22%, 04/22/42	USD	115	$ 120,480
4.30%, 01/27/45		605	743,922
Nomura Holdings, Inc., 2.61%, 07/14/31		505	498,344
Northern Trust Corp., 3.95%, 10/30/25		69	75,405
UBS Group AG
1.01%, 07/30/24(a)		975	971,887
1.36%, 01/30/27(a)		370	361,647
			28,003,174
Chemicals — 0.6%
Cabot Corp., 4.00%, 07/01/29		88	96,001
DuPont de Nemours, Inc.
5.32%, 11/15/38		290	373,674
5.42%, 11/15/48		115	160,923
Eastman Chemical Co., 4.80%, 09/01/42		135	161,744
Ecolab, Inc., 2.70%, 12/15/51		530	520,287
International Flavors & Fragrances, Inc.
1.23%, 10/01/25(a)		900	880,121
3.47%, 12/01/50(a)		500	523,811
LYB International Finance BV, 4.88%, 03/15/44		172	212,456
LYB International Finance III LLC, 4.20%, 10/15/49		146	168,628
Sherwin-Williams Co.
2.75%, 06/01/22		7	7,048
3.45%, 08/01/25		34	36,160
2.30%, 05/15/30		150	149,583
4.50%, 06/01/47		49	61,064
			3,351,500
Commercial Services & Supplies — 0.2%
GATX Corp., 4.35%, 02/15/24		510	541,259
Republic Services, Inc.
0.88%, 11/15/25		40	38,877
2.38%, 03/15/33		635	632,006
Waste Management, Inc.
1.50%, 03/15/31		15	14,123
2.50%, 11/15/50		60	57,081
			1,283,346
Communications Equipment — 0.5%
Motorola Solutions, Inc.
4.60%, 05/23/29		1,390	1,588,085
2.30%, 11/15/30		260	251,183
2.75%, 05/24/31		760	761,369
			2,600,637
Consumer Finance — 2.9%
Ally Financial, Inc., 2.20%, 11/02/28		610	605,929
American Honda Finance Corp.
1.00%, 09/10/25		545	536,274
1.30%, 09/09/26		800	790,173
Capital One Financial Corp.
1.34%, 12/06/24		1,350	1,358,158
3.75%, 07/28/26		173	185,507
3.80%, 01/31/28		425	462,685
2.62%, 11/02/32		275	274,247
Ford Motor Credit Co. LLC
3.34%, 03/28/22		855	856,496
5.11%, 05/03/29		320	363,600
General Motors Financial Co., Inc.
3.15%, 06/30/22		95	96,069
5.10%, 01/17/24		81	86,852
2.90%, 02/26/25		542	560,370
4.35%, 04/09/25		1,940	2,087,211

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Hyundai Capital America
0.80%, 01/08/24(a)	USD	3,050	$ 3,005,857
1.00%, 09/17/24(a)		940	923,755
1.80%, 10/15/25(a)		310	308,323
Sodexo, Inc., 1.63%, 04/16/26(a)		1,125	1,114,425
Toyota Motor Credit Corp.
1.15%, 08/13/27		940	912,306
2.15%, 02/13/30		635	636,322
			15,164,559
Containers & Packaging — 0.5%
Berry Global, Inc., 1.57%, 01/15/26		1,175	1,149,761
WRKCo, Inc.
3.90%, 06/01/28		710	777,326
3.00%, 06/15/33		775	796,945
			2,724,032
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23		930	965,912
4.50%, 09/15/23		1,100	1,153,815
1.75%, 01/30/26		590	578,679
4.45%, 04/03/26		399	433,403
3.65%, 07/21/27		650	684,983
3.00%, 10/29/28		460	466,502
3.30%, 01/30/32		150	152,816
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		1,205	1,170,397
GE Capital International Funding Co., 4.42%, 11/15/35		695	829,385
			6,435,892
Diversified Telecommunication Services — 3.7%
AT&T Inc.
4.35%, 03/01/29		1,050	1,179,440
2.75%, 06/01/31		420	428,506
2.55%, 12/01/33		390	381,436
4.50%, 05/15/35		2,595	2,997,737
5.25%, 03/01/37		400	494,765
5.35%, 09/01/40		384	486,472
3.50%, 06/01/41		645	662,895
5.15%, 03/15/42		400	500,826
4.90%, 06/15/42		250	301,173
4.75%, 05/15/46		483	583,288
3.80%, 12/01/57		375	390,398
NTT Finance Corp., 1.16%, 04/03/26(a)		1,895	1,859,081
Telefonica Emisiones SAU
4.10%, 03/08/27		300	330,209
4.90%, 03/06/48		360	433,010
Verizon Communications, Inc.
3.88%, 02/08/29		250	277,043
4.02%, 12/03/29		500	560,551
1.50%, 09/18/30		810	759,877
2.36%, 03/15/32(a)		736	725,194
5.85%, 09/15/35		690	921,267
5.25%, 03/16/37		450	584,758
4.81%, 03/15/39		380	476,436
2.65%, 11/20/40		1,050	997,728
3.40%, 03/22/41		490	513,002
2.85%, 09/03/41		350	345,286
3.85%, 11/01/42		750	837,780
3.55%, 03/22/51		222	239,063
2.99%, 10/30/56		155	146,722
3.70%, 03/22/61		778	843,521
			19,257,464
Security		Par (000)	Value
Electric Utilities — 7.4%
AES Corp.
1.38%, 01/15/26	USD	980	$ 951,047
3.95%, 07/15/30(a)		230	245,042
2.45%, 01/15/31		620	604,069
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	215,900
3.20%, 09/15/49		250	261,056
2.90%, 06/15/50		20	19,871
Colbun SA, 3.15%, 01/19/32(a)		940	928,133
DTE Electric Co., 3.95%, 03/01/49		60	70,901
Duke Energy Carolinas LLC
3.75%, 06/01/45		420	464,370
3.95%, 03/15/48		200	230,386
3.20%, 08/15/49		331	342,576
Duke Energy Florida LLC
2.50%, 12/01/29		1,335	1,371,847
4.20%, 07/15/48		460	551,916
Duke Energy Progress LLC
6.30%, 04/01/38		48	67,819
4.10%, 03/15/43		100	115,533
4.15%, 12/01/44		10	11,746
3.70%, 10/15/46		70	77,995
3.60%, 09/15/47		400	440,745
Edison International, 2.40%, 09/15/22		1,265	1,277,144
Emera U.S. Finance LP, 0.83%, 06/15/24		420	412,177
Enel Finance International NV, 1.38%, 07/12/26(a)		1,545	1,504,551
Entergy Arkansas LLC, 3.70%, 06/01/24		388	407,591
Entergy Corp.
0.90%, 09/15/25		925	895,893
2.80%, 06/15/30		275	279,857
Exelon Corp.
4.05%, 04/15/30		280	311,097
4.70%, 04/15/50		75	94,150
FirstEnergy Corp.
Series A, 3.35%, 07/15/22		970	973,007
Series B, 4.40%, 07/15/27		150	161,555
Series C, 7.38%, 11/15/31		284	383,230
FirstEnergy Transmission LLC, 4.35%, 01/15/25(a)		900	956,845
Florida Power & Light Co.
5.95%, 02/01/38		800	1,113,756
2.88%, 12/04/51		415	420,872
Interstate Power & Light Co., 3.25%, 12/01/24		350	367,415
MidAmerican Energy Co.
3.65%, 04/15/29		700	771,366
4.25%, 07/15/49		675	832,883
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		525	576,637
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27		115	124,579
1.90%, 06/15/28		1,130	1,118,087
2.75%, 11/01/29		20	20,545
2.44%, 01/15/32		590	591,318
3.00%, 01/15/52		155	154,725
Northern States Power Co., 2.60%, 06/01/51		300	286,190
NRG Energy, Inc., 2.45%, 12/02/27(a)		580	574,698
Ohio Power Co.
1.63%, 01/15/31		165	155,142
6.60%, 03/01/33		675	911,098
4.00%, 06/01/49		225	258,471
2.90%, 10/01/51		150	144,648
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		370	407,214

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42	USD	143	$ 190,982
3.75%, 04/01/45		350	398,134
4.10%, 11/15/48		100	120,534
3.80%, 06/01/49		200	231,229
3.10%, 09/15/49		200	208,695
3.70%, 05/15/50		210	241,397
5.35%, 10/01/52		242	351,947
Pacific Gas & Electric Co.
1.37%, 03/10/23		995	988,788
4.25%, 08/01/23		250	258,784
3.45%, 07/01/25		975	1,011,233
3.30%, 12/01/27		565	574,271
4.45%, 04/15/42		345	350,209
4.00%, 12/01/46		136	131,980
4.95%, 07/01/50		864	940,945
PECO Energy Co., 2.85%, 09/15/51		105	103,976
Progress Energy, Inc.
3.15%, 04/01/22		960	961,604
7.75%, 03/01/31		400	557,297
Public Service Co. of Colorado, 2.70%, 01/15/51		516	495,069
San Diego Gas & Electric Co., 2.95%, 08/15/51		210	211,336
Southern California Edison Co.
1.10%, 04/01/24		1,135	1,130,688
4.00%, 04/01/47		148	163,187
2.95%, 02/01/51		175	166,631
Series B, 4.88%, 03/01/49		222	271,012
Series E, 3.70%, 08/01/25		400	427,082
Series H, 3.65%, 06/01/51		280	303,366
Series J, 0.70%, 08/01/23		1,150	1,142,787
Tampa Electric Co.
4.30%, 06/15/48		182	222,430
3.45%, 03/15/51		170	185,616
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		357	378,062
Vistra Operations Co. LLC, 3.55%, 07/15/24(a)		2,000	2,059,552
Wisconsin Electric Power Co., 2.05%, 12/15/24		491	502,403
			38,738,919
Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25		360	368,633
Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25		78	83,851
2.92%, 03/01/30		710	730,396
5.00%, 11/15/45		100	119,472
			933,719
Equity Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26		365	394,953
2.75%, 12/15/29		317	326,675
4.90%, 12/15/30		935	1,123,103
2.00%, 05/18/32		45	42,975
1.88%, 02/01/33		355	333,575
4.85%, 04/15/49		165	213,234
American Tower Corp.
2.25%, 01/15/22		965	965,518
3.50%, 01/31/23		1,130	1,160,354
5.00%, 02/15/24		2,290	2,464,009
3.38%, 05/15/24		23	24,016
3.95%, 03/15/29		215	234,419
3.80%, 08/15/29		200	217,581
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.
2.90%, 01/15/30	USD	500	$ 512,419
2.70%, 04/15/31		760	762,312
Boston Properties LP
4.50%, 12/01/28		500	563,490
2.45%, 10/01/33		590	571,344
Camden Property Trust, 2.80%, 05/15/30		120	124,794
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		720	745,061
Crown Castle International Corp.
1.35%, 07/15/25		160	157,834
3.80%, 02/15/28		250	272,023
4.30%, 02/15/29		305	340,469
3.10%, 11/15/29		460	480,293
2.25%, 01/15/31		350	340,987
2.10%, 04/01/31		100	95,695
2.50%, 07/15/31		445	441,699
2.90%, 04/01/41		480	466,813
4.15%, 07/01/50		30	33,736
Duke Realty LP, 2.88%, 11/15/29		192	199,486
Equinix, Inc.
2.90%, 11/18/26		971	1,005,917
3.20%, 11/18/29		450	472,990
3.00%, 07/15/50		160	153,057
2.95%, 09/15/51		195	184,041
ERP Operating LP, 2.50%, 02/15/30		115	117,974
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30		1,550	1,639,971
Healthpeak Properties, Inc., 3.00%, 01/15/30		279	292,878
Mid-America Apartments LP
3.60%, 06/01/27		23	24,829
1.70%, 02/15/31		120	114,593
Prologis LP, 2.25%, 04/15/30		360	361,830
Realty Income Corp.
3.95%, 08/15/27		395	437,960
2.20%, 06/15/28		225	227,105
3.25%, 06/15/29		119	128,480
2.85%, 12/15/32		120	124,524
Regency Centers LP, 4.13%, 03/15/28		250	278,930
Simon Property Group LP, 3.80%, 07/15/50		430	482,184
UDR, Inc.
3.00%, 08/15/31		64	66,651
2.10%, 08/01/32		70	66,538
Ventas Realty LP, 3.00%, 01/15/30		455	469,583
Welltower, Inc., 2.05%, 01/15/29		135	132,864
			20,391,766
Food & Staples Retailing — 1.3%
7-Eleven, Inc.
0.80%, 02/10/24(a)		925	914,437
0.95%, 02/10/26(a)		755	731,088
CVS Health Corp.
1.30%, 08/21/27		585	567,112
4.30%, 03/25/28		455	510,595
1.88%, 02/28/31		765	733,946
4.78%, 03/25/38		460	559,934
5.30%, 12/05/43		200	263,991
5.13%, 07/20/45		496	644,733
5.05%, 03/25/48		867	1,133,549
Walmart, Inc.
2.50%, 09/22/41		240	241,974
2.65%, 09/22/51		360	368,080
			6,669,439

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 0.2%
General Mills, Inc.
2.25%, 10/14/31	USD	110	$ 108,688
3.00%, 02/01/51		2	2,006
Kraft Heinz Foods Co.
3.00%, 06/01/26		657	687,191
4.88%, 10/01/49		385	483,538
			1,281,423
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories
3.75%, 11/30/26		241	266,313
4.75%, 11/30/36		220	280,747
4.75%, 04/15/43		117	152,183
Becton Dickinson and Co.
3.73%, 12/15/24		48	51,021
3.70%, 06/06/27		1,719	1,873,319
4.67%, 06/06/47		410	516,941
3.79%, 05/20/50		240	269,297
Medtronic, Inc., 4.63%, 03/15/45		30	39,289
			3,449,110
Health Care Providers & Services — 2.5%
Aetna, Inc.
2.80%, 06/15/23		350	358,614
3.50%, 11/15/24		656	691,904
3.88%, 08/15/47		323	359,298
Anthem, Inc.
2.38%, 01/15/25		35	36,091
2.25%, 05/15/30		294	292,950
4.65%, 01/15/43		47	58,728
5.10%, 01/15/44		298	393,409
3.13%, 05/15/50		90	92,216
Banner Health, 2.91%, 01/01/42		183	186,551
Centene Corp.
4.25%, 12/15/27		315	328,387
2.45%, 07/15/28		375	369,375
3.38%, 02/15/30		220	224,046
3.00%, 10/15/30		315	320,201
2.50%, 03/01/31		415	404,009
Cigna Corp.
4.13%, 11/15/25		1,290	1,410,766
4.90%, 12/15/48		220	284,267
3.40%, 03/15/50		205	212,779
CommonSpirit Health
3.35%, 10/01/29		500	531,690
2.78%, 10/01/30		139	142,270
3.91%, 10/01/50		390	433,889
HCA, Inc.
5.38%, 09/01/26		430	483,212
5.50%, 06/15/47		825	1,079,547
5.25%, 06/15/49		360	462,355
3.50%, 07/15/51		740	754,409
Humana, Inc., 2.15%, 02/03/32		60	58,016
Sutter Health
2.29%, 08/15/30		388	387,436
3.36%, 08/15/50		177	185,469
UnitedHealth Group, Inc.
2.30%, 05/15/31		375	381,532
3.50%, 08/15/39		324	359,249
2.75%, 05/15/40		215	218,263
5.70%, 10/15/40		155	215,821
4.63%, 11/15/41		370	464,714
4.75%, 07/15/45		382	500,066
4.25%, 06/15/48		40	49,548
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.70%, 08/15/49	USD	150	$ 172,605
3.25%, 05/15/51		195	210,957
3.88%, 08/15/59		41	49,066
			13,163,705
Household Durables — 0.4%
Lennar Corp., 4.88%, 12/15/23		880	932,939
Panasonic Corp., 2.54%, 07/19/22(a)		1,220	1,229,677
			2,162,616
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc., 2.20%, 03/01/32		805	775,258
General Electric Co., 6.75%, 03/15/32		113	154,104
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)		820	813,263
2.88%, 03/11/41(a)		545	555,846
			2,298,471
Insurance — 1.6%
Allstate Corp., Series B, 5.75%, 08/15/53		788	819,520
American International Group, Inc.
3.40%, 06/30/30		1,130	1,221,940
4.50%, 07/16/44		478	588,681
4.80%, 07/10/45		317	406,182
Aon Corp., 2.80%, 05/15/30		505	520,442
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31		400	388,864
2.60%, 12/02/31		290	295,044
Aon PLC
4.00%, 11/27/23		1,760	1,842,057
4.60%, 06/14/44		150	184,092
Hartford Financial Services Group, Inc.
4.30%, 04/15/43		115	135,456
2.90%, 09/15/51		25	24,632
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		600	651,004
2.25%, 11/15/30		265	264,444
2.38%, 12/15/31		175	176,661
Prudential Financial, Inc.
3.94%, 12/07/49		100	116,648
4.35%, 02/25/50		225	280,660
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)		90	134,269
3.30%, 05/15/50(a)		265	276,360
Travelers Cos., Inc.
4.30%, 08/25/45		216	266,486
2.55%, 04/27/50		40	38,029
			8,631,471
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.90%, 08/15/40		610	555,467
2.05%, 08/15/50		230	205,260
Tencent Holdings Ltd., 3.84%, 04/22/51(a)		440	461,164
			1,221,891
Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	220,413
3.15%, 02/09/51		335	311,131
Amazon.com, Inc.
3.15%, 08/22/27		1,705	1,841,436
3.88%, 08/22/37		100	117,533
4.05%, 08/22/47		295	357,672

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.
2.50%, 06/03/50	USD	250	$ 238,034
3.10%, 05/12/51		875	934,170
2.70%, 06/03/60		150	144,541
3.25%, 05/12/61		400	430,578
Expedia Group, Inc.
3.60%, 12/15/23		1,220	1,267,552
6.25%, 05/01/25(a)		104	117,329
3.25%, 02/15/30		645	658,223
2.95%, 03/15/31		95	94,865
			6,733,477
IT Services — 1.3%
Fidelity National Information Services, Inc., 3.10%, 03/01/41		105	106,018
Fiserv, Inc.
3.80%, 10/01/23		1,100	1,149,865
2.75%, 07/01/24		170	175,835
4.40%, 07/01/49		156	185,850
Global Payments, Inc.
1.20%, 03/01/26		1,220	1,184,208
3.20%, 08/15/29		695	723,884
2.90%, 05/15/30		350	356,353
4.15%, 08/15/49		350	399,234
International Business Machines Corp.
4.15%, 05/15/39		376	434,220
4.25%, 05/15/49		570	691,330
Mastercard, Inc.
1.90%, 03/15/31		65	65,355
3.65%, 06/01/49		30	34,718
3.85%, 03/26/50		96	115,374
PayPal Holdings, Inc.
1.65%, 06/01/25		935	946,427
3.25%, 06/01/50		380	407,016
Visa, Inc., 3.65%, 09/15/47		30	34,912
			7,010,599
Machinery — 0.0%
Deere & Co., 3.75%, 04/15/50		35	41,339
Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		255	329,395
6.48%, 10/23/45		1,260	1,720,640
5.75%, 04/01/48		400	498,823
5.13%, 07/01/49		378	438,468
4.80%, 03/01/50		925	1,035,661
3.85%, 04/01/61		340	320,623
Comcast Corp.
2.35%, 01/15/27		400	414,276
4.15%, 10/15/28		635	720,872
4.25%, 01/15/33		620	725,554
3.25%, 11/01/39		480	506,420
3.75%, 04/01/40		845	946,000
4.60%, 08/15/45		254	315,895
3.40%, 07/15/46		490	518,988
3.97%, 11/01/47		314	361,523
4.00%, 03/01/48		430	495,307
4.00%, 11/01/49		600	695,246
2.89%, 11/01/51(a)		660	638,871
2.94%, 11/01/56(a)		709	675,346
4.95%, 10/15/58		85	117,424
2.65%, 08/15/62		200	177,490
Security		Par (000)	Value
Media (continued)
Discovery Communications LLC
2.95%, 03/20/23	USD	182	$ 186,142
3.80%, 03/13/24		500	524,453
Fox Corp., 3.05%, 04/07/25		125	131,210
Interpublic Group of Cos., Inc.
4.75%, 03/30/30		3	3,484
3.38%, 03/01/41		245	252,247
NBCUniversal Media LLC, 4.45%, 01/15/43		80	96,943
Time Warner Cable LLC, 4.50%, 09/15/42		137	149,359
TWDC Enterprises 18 Corp., 4.13%, 06/01/44		65	77,631
ViacomCBS, Inc.
3.88%, 04/01/24		225	236,909
4.38%, 03/15/43		522	593,870
5.85%, 09/01/43		178	239,768
Walt Disney Co.
3.50%, 05/13/40		216	236,562
3.60%, 01/13/51		300	339,260
			14,720,660
Metals & Mining — 0.3%
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		28	37,028
Glencore Funding LLC, 2.63%, 09/23/31(a)		590	573,404
Newmont Corp.
2.80%, 10/01/29		80	82,255
2.25%, 10/01/30		300	295,776
Nucor Corp.
2.00%, 06/01/25		150	152,944
2.98%, 12/15/55		13	12,762
Southern Copper Corp., 5.88%, 04/23/45		25	34,153
Steel Dynamics, Inc.
2.40%, 06/15/25		70	71,616
1.65%, 10/15/27		380	371,637
3.25%, 10/15/50		180	181,410
			1,812,985
Multi-Utilities — 1.6%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		510	528,264
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		315	298,345
CMS Energy Corp., 3.00%, 05/15/26		310	323,241
Consumers Energy Co., 2.50%, 05/01/60		425	374,663
Dominion Energy, Inc.
3.90%, 10/01/25		650	701,038
3.38%, 04/01/30		200	212,243
NiSource, Inc.
0.95%, 08/15/25		250	243,341
3.60%, 05/01/30		175	188,619
5.25%, 02/15/43		55	70,350
4.38%, 05/15/47		364	428,594
ONE Gas, Inc., 1.10%, 03/11/24		1,300	1,292,917
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50		50	51,262
Sempra Energy, 3.40%, 02/01/28		2,125	2,262,096
Virginia Electric & Power Co.
4.00%, 01/15/43		160	183,854
4.60%, 12/01/48		40	51,028
3.30%, 12/01/49		191	202,930
Series B, 6.00%, 01/15/36		536	734,881
			8,147,666
Oil, Gas & Consumable Fuels — 8.7%
Atmos Energy Corp., 2.85%, 02/15/52		265	257,515
BP Capital Markets America, Inc.
3.19%, 04/06/25		560	590,608
3.59%, 04/14/27		250	269,974
3.94%, 09/21/28		46	50,904

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
4.23%, 11/06/28	USD	216	$ 243,807
1.75%, 08/10/30		245	235,592
3.06%, 06/17/41		960	971,527
3.38%, 02/08/61		55	56,504
BP Capital Markets PLC, 3.28%, 09/19/27		117	125,691
Cameron LNG LLC, 3.30%, 01/15/35(a)		420	438,396
Cenovus Energy, Inc., 3.75%, 02/15/52		305	305,743
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		2,010	2,227,681
ConocoPhillips, 2.40%, 02/15/31(a)		80	80,254
Coterra Energy, Inc., 4.38%, 06/01/24(a)		310	327,832
Devon Energy Corp.
5.25%, 10/15/27(a)		1,025	1,081,266
4.75%, 05/15/42		260	301,036
Diamondback Energy, Inc.
2.88%, 12/01/24		1,465	1,519,811
4.75%, 05/31/25		20	21,909
3.50%, 12/01/29		1,540	1,633,027
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		485	486,171
Enbridge, Inc.
(Secured Overnight Financing Rate + 0.40%), 0.45%, 02/17/23(b)		340	340,000
4.00%, 10/01/23		2,070	2,161,190
0.55%, 10/04/23		575	570,527
2.50%, 01/15/25		615	631,991
4.25%, 12/01/26		600	659,444
6.25%, 03/01/78		780	846,600
Energy Transfer LP
3.60%, 02/01/23		389	396,546
4.90%, 02/01/24		730	772,234
4.50%, 04/15/24		550	582,919
4.00%, 10/01/27		565	606,650
3.75%, 05/15/30		265	280,809
6.50%, 02/01/42		210	270,550
5.95%, 10/01/43		210	252,394
5.35%, 05/15/45		702	806,204
6.13%, 12/15/45		250	310,969
5.30%, 04/15/47		84	97,336
5.40%, 10/01/47		880	1,032,648
6.00%, 06/15/48		82	101,871
6.25%, 04/15/49		630	822,945
Series 5Y, 4.20%, 09/15/23		1,186	1,238,524
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22		1,691	1,724,600
Enterprise Products Operating LLC
5.95%, 02/01/41		196	260,161
5.70%, 02/15/42		114	148,167
4.45%, 02/15/43		1,044	1,191,020
4.25%, 02/15/48		229	259,196
4.80%, 02/01/49		406	494,106
4.20%, 01/31/50		575	644,571
EOG Resources, Inc., 4.38%, 04/15/30		225	260,004
Exxon Mobil Corp., 3.45%, 04/15/51		205	222,070
Hess Corp.
4.30%, 04/01/27		600	653,431
5.60%, 02/15/41		642	792,588
5.80%, 04/01/47		396	505,908
HollyFrontier Corp., 2.63%, 10/01/23		640	652,075
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		490	674,652
6.95%, 01/15/38		100	138,359
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	USD	150	$ 169,193
5.00%, 03/01/43		150	174,695
Kinder Morgan, Inc.
3.15%, 01/15/23		2,295	2,343,450
5.55%, 06/01/45		350	442,513
5.05%, 02/15/46		475	569,312
3.60%, 02/15/51		300	301,701
Marathon Oil Corp.
4.40%, 07/15/27		744	814,962
5.20%, 06/01/45		60	71,803
Marathon Petroleum Corp., 4.75%, 09/15/44		151	177,698
MPLX LP
3.50%, 12/01/22		70	71,482
1.75%, 03/01/26		955	945,392
4.13%, 03/01/27		640	700,209
4.25%, 12/01/27		70	77,533
Occidental Petroleum Corp., 4.63%, 06/15/45		30	31,125
Ovintiv Exploration, Inc., 5.38%, 01/01/26		335	371,353
Pioneer Natural Resources Co.
0.55%, 05/15/23		580	577,784
1.13%, 01/15/26		255	247,606
1.90%, 08/15/30		470	446,378
2.15%, 01/15/31		195	188,141
Plains All American Pipeline LP/PAA Finance Corp., 4.30%, 01/31/43		350	350,874
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		1,110	1,207,177
4.20%, 03/15/28		105	115,014
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		750	758,133
TotalEnergies Capital International SA, 3.13%, 05/29/50		123	126,078
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	289,560
Valero Energy Corp., 2.85%, 04/15/25		160	165,738
Williams Cos., Inc., 3.75%, 06/15/27		1,280	1,381,859
			45,745,270
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(a)		270	312,829
Suzano Austria GmbH, 2.50%, 09/15/28		80	77,175
			390,004
Pharmaceuticals — 1.4%
Astrazeneca Finance LLC, 2.25%, 05/28/31		5	5,035
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		1,025	1,071,152
4.25%, 12/15/25(a)		215	232,542
Bristol-Myers Squibb Co., 2.90%, 07/26/24		160	167,429
Johnson & Johnson, 3.55%, 03/01/36		112	128,116
Merck & Co., Inc.
1.45%, 06/24/30		58	55,531
2.15%, 12/10/31		520	521,450
3.70%, 02/10/45		19	21,866
2.75%, 12/10/51		235	232,531
Pfizer, Inc.
3.45%, 03/15/29		135	148,563
3.90%, 03/15/39		38	44,709
Roche Holdings, Inc., 2.61%, 12/13/51(a)		770	756,143
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,445	1,486,152
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23		900	952,285
5.00%, 11/26/28		625	734,228

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	USD	425	$ 428,401
Wyeth LLC, 5.95%, 04/01/37		103	145,057
			7,131,190
Road & Rail — 1.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	485,822
4.40%, 03/15/42		235	285,970
4.90%, 04/01/44		415	542,158
3.55%, 02/15/50		140	156,809
2.88%, 06/15/52		195	195,038
Canadian Pacific Railway Co.
2.05%, 03/05/30		45	44,352
3.00%, 12/02/41		305	311,884
3.10%, 12/02/51		340	349,629
CSX Corp.
3.25%, 06/01/27		195	209,099
3.80%, 03/01/28		480	527,473
4.25%, 03/15/29		135	151,774
4.30%, 03/01/48		125	152,578
4.75%, 11/15/48		71	91,353
Norfolk Southern Corp.
3.80%, 08/01/28		525	579,458
3.94%, 11/01/47		170	196,739
4.15%, 02/28/48		140	166,797
3.40%, 11/01/49		100	107,214
3.05%, 05/15/50		320	325,950
4.05%, 08/15/52		36	43,267
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	62,868
4.00%, 07/15/25(a)		2,045	2,194,905
Ryder System, Inc., 2.80%, 03/01/22		70	70,122
Union Pacific Corp.
4.05%, 03/01/46		105	124,117
4.50%, 09/10/48		215	270,987
3.95%, 08/15/59		134	158,469
3.84%, 03/20/60		589	693,458
3.55%, 05/20/61		80	88,317
			8,586,607
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.
2.95%, 04/01/25		155	162,767
2.80%, 10/01/41		190	192,173
2.95%, 10/01/51		195	200,250
Applied Materials, Inc., 3.30%, 04/01/27		705	761,207
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,023	1,109,230
Broadcom, Inc.
3.15%, 11/15/25		28	29,315
4.75%, 04/15/29		1,390	1,582,239
4.15%, 11/15/30		1,045	1,158,964
3.42%, 04/15/33(a)		1,592	1,668,897
Intel Corp.
2.80%, 08/12/41		115	114,718
4.75%, 03/25/50		90	119,851
3.05%, 08/12/51		470	480,759
3.20%, 08/12/61		45	46,083
KLA Corp.
4.65%, 11/01/24		40	43,366
4.10%, 03/15/29		939	1,059,925
5.00%, 03/15/49		355	473,076
3.30%, 03/01/50		345	368,620
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp., 3.75%, 03/15/26	USD	890	$ 968,810
NVIDIA Corp., 3.50%, 04/01/40		340	382,094
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)		70	83,882
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29(a)		701	784,594
3.40%, 05/01/30(a)		400	425,950
2.50%, 05/11/31(a)		1,810	1,809,964
2.65%, 02/15/32(a)		545	545,783
QUALCOMM, Inc., 4.30%, 05/20/47		465	582,266
Texas Instruments, Inc., 2.70%, 09/15/51		220	220,004
TSMC Arizona Corp., 3.25%, 10/25/51		330	347,259
			15,722,046
Software — 2.4%
Autodesk, Inc., 2.40%, 12/15/31		1,030	1,026,995
Microsoft Corp.
3.45%, 08/08/36		43	49,495
2.53%, 06/01/50		1,675	1,633,440
2.92%, 03/17/52		604	641,278
Oracle Corp.
2.95%, 04/01/30		230	232,614
3.85%, 07/15/36		114	120,423
3.60%, 04/01/40		250	250,714
5.38%, 07/15/40		800	976,888
3.65%, 03/25/41		408	412,543
4.50%, 07/08/44		300	338,727
4.00%, 07/15/46		172	178,523
4.00%, 11/15/47		1,006	1,044,473
3.60%, 04/01/50		1,650	1,615,579
3.95%, 03/25/51		917	951,944
3.85%, 04/01/60		150	148,118
salesforce.com, Inc.
2.70%, 07/15/41		315	314,597
2.90%, 07/15/51		340	346,021
3.05%, 07/15/61		125	128,559
VMware, Inc., 2.20%, 08/15/31		2,030	1,993,856
			12,404,787
Specialty Retail — 0.6%
Home Depot, Inc.
4.40%, 03/15/45		215	268,306
4.25%, 04/01/46		335	416,921
3.90%, 06/15/47		140	163,558
4.50%, 12/06/48		240	310,296
3.13%, 12/15/49		150	158,082
3.35%, 04/15/50		200	218,113
Lowe’s Cos., Inc.
3.70%, 04/15/46		485	531,623
4.55%, 04/05/49		199	249,416
5.13%, 04/15/50		315	426,235
3.00%, 10/15/50		360	355,031
			3,097,581
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.
2.20%, 09/11/29		25	25,588
3.85%, 05/04/43		481	566,415
4.38%, 05/13/45		775	977,269
4.65%, 02/23/46		400	524,675
3.85%, 08/04/46		430	509,535
3.75%, 09/12/47		200	233,827
2.65%, 02/08/51		515	506,351
2.70%, 08/05/51		405	400,631

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.
6.02%, 06/15/26	USD	450	$ 520,133
8.35%, 07/15/46		94	156,276
HP, Inc., 1.45%, 06/17/26(a)		1,775	1,739,851
			6,160,551
Tobacco — 1.3%
Altria Group, Inc.
4.80%, 02/14/29		390	439,897
2.45%, 02/04/32		115	109,183
4.50%, 05/02/43		75	77,731
5.38%, 01/31/44		462	533,259
5.95%, 02/14/49		805	1,004,584
4.00%, 02/04/61		430	410,897
BAT Capital Corp.
4.70%, 04/02/27		1,200	1,320,058
3.56%, 08/15/27		454	476,155
2.26%, 03/25/28		300	292,331
2.73%, 03/25/31		660	640,478
4.39%, 08/15/37		170	179,120
Reynolds American, Inc.
5.70%, 08/15/35		875	1,036,814
7.00%, 08/04/41		70	92,255
			6,612,762
Trading Companies & Distributors — 0.8%
Air Lease Corp.
3.38%, 07/01/25		580	605,184
2.88%, 01/15/26		760	783,894
1.88%, 08/15/26		2,730	2,684,811
			4,073,889
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV
3.63%, 04/22/29		250	269,891
4.38%, 04/22/49		525	637,973
Rogers Communications, Inc.
4.30%, 02/15/48		72	82,274
4.35%, 05/01/49		142	164,553
3.70%, 11/15/49		176	184,731
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		250	273,438
4.38%, 04/15/40		495	565,877
3.00%, 02/15/41		165	161,091
4.50%, 04/15/50		65	76,076
3.30%, 02/15/51		265	258,811
3.40%, 10/15/52(a)		1,295	1,289,025
Vodafone Group PLC
4.38%, 02/19/43		327	383,377
5.25%, 05/30/48		500	651,248
			4,998,365
Total Corporate Bonds — 89.1% (Cost: $455,553,418)			466,812,800
Foreign Agency Obligations
Mexico — 0.2%
Petroleos Mexicanos, 7.69%, 01/23/50		1,125	1,080,000
Norway — 0.1%
Equinor ASA, 2.88%, 04/06/25		375	391,355
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	524,230
Security		Par (000)	Value
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	USD	485	$ 472,117
4.25%, 04/16/39(a)		200	225,438
			697,555
Total Foreign Agency Obligations — 0.5% (Cost: $2,678,828)			2,693,140
Foreign Government Obligations
Chile — 0.1%
Republic of Chile, 3.50%, 01/25/50		510	529,061
Indonesia — 0.3%
Republic of Indonesia
4.13%, 01/15/25(a)		350	375,769
3.50%, 01/11/28		975	1,049,831
			1,425,600
Israel — 0.0%
State of Israel, 3.88%, 07/03/50		250	291,609
Italy — 0.2%
Republic of Italy, 0.88%, 05/06/24		1,332	1,317,008
Mexico — 0.8%
United Mexican States
4.15%, 03/28/27		1,393	1,539,962
2.66%, 05/24/31		875	852,742
4.75%, 03/08/44		803	873,915
4.60%, 02/10/48		600	638,925
3.77%, 05/24/61		620	571,485
			4,477,029
Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		400	414,450
4.30%, 04/29/53		240	257,745
4.50%, 04/01/56		200	220,475
			892,670
Peru — 0.3%
Republic of Peru
3.00%, 01/15/34		530	527,350
3.30%, 03/11/41		140	139,781
2.78%, 12/01/60		860	755,349
			1,422,480
Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	470,423
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	352,761
Total Foreign Government Obligations — 2.1% (Cost: $10,693,832)			11,178,641
Municipal Bonds
California — 1.1%
City of San Francisco Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39		495	512,378
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	1,163,943
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,747,861

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
California (continued)
State of California, GO, 7.63%, 03/01/40	USD	1,125	$ 1,865,751
University of California, RB, 3.35%, 07/01/29		550	603,954
			5,893,887
Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,495,477
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	184,200
New York — 0.7%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,819,326
New York State Dormitory Authority RB, 3.11%, 02/15/39		590	624,678
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		1,040	1,382,261
			3,826,265
Texas — 0.1%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	208,302
Total Municipal Bonds — 2.2% (Cost: $9,101,784)			11,608,131
Preferred Securities
Capital Trusts — 2.7%
Banks — 2.0%
Citigroup, Inc., 3.88%(c)		1,300	1,300,000
HSBC Holdings PLC
4.00%(c)		200	198,750
6.00%(c)		520	559,650
6.38%(c)		500	539,640
ING Groep NV, 3.88%(c)		865	822,831
JPMorgan Chase & Co.
Series FF, 5.00%(c)		208	213,720
Series I, (3 mo. LIBOR US + 3.47%), 3.60%(b)(c)		244	245,220
Series S, 6.75%(c)		925	1,002,585
Lloyds Banking Group PLC, 7.50%(c)		380	429,481
NatWest Group PLC, 6.00%(c)		1,010	1,105,263
U.S. Bancorp
3.70%(c)		1,155	1,154,769
Series J, 5.30%(c)		1,075	1,161,398
Wells Fargo & Co.
3.90%(c)		340	349,350
Series U, 5.88%(c)		1,125	1,229,063
			10,311,720
Capital Markets — 0.4%
Charles Schwab Corp.
Series H, 4.00%(c)		298	300,980
Series I, 4.00%(c)		500	510,000
Security		Par (000)	Value
Capital Markets (continued)
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.80%(b)(c)	USD	95	$ 95,226
Series H, 5.63%(c)		735	757,401
UBS Group AG, 3.88%(a)(c)		685	675,033
			2,338,640
Electric Utilities — 0.2%
Exelon Corp., 3.50%		785	792,255
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust
5.63%		359	376,950
5.88%		120	131,100
			508,050
Total Preferred Securities — 2.7% (Cost: $13,516,720)			13,950,665
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40		8,223	7,187,057
2.38%, 11/15/49		868	952,742
2.00%, 02/15/50		77	78,517
1.38%, 08/15/50		492	430,630
1.63%, 11/15/50		421	392,517
Total U.S. Treasury Obligations — 1.7% (Cost: $9,863,992)			9,041,463
Total Long-Term Investments — 98.3% (Cost: $501,408,574)			515,284,840
	Shares
Short-Term Securities(d)
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	4,886,586	4,886,586
Total Short-Term Securities — 0.9% (Cost: $4,886,586)		4,886,586
Total Investments — 99.2% (Cost: $506,295,160)		520,171,426
Other Assets Less Liabilities — 0.8%		4,096,622
Net Assets — 100.0%		$ 524,268,048
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	70	03/22/22	$ 11,231	$ 73,059
U.S. Treasury Notes (10 Year)	47	03/22/22	6,132	4,019
U.S. Ultra Treasury Bonds	29	03/22/22	5,717	56,601
U.S. Ultra Treasury Notes (10 Year)	38	03/22/22	5,565	2,992
U.S. Treasury Notes (2 Year)	97	03/31/22	21,163	(9,534)
				127,137
Short Contracts
U.S. Treasury Notes (5 Year)	129	03/31/22	15,606	(41,256)
				$ 85,881
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.37.V1	1.00%	Quarterly	12/20/26	USD	10,880	$ (270,010)	$ (247,856)	$ (22,154)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 466,812,800	$ —	$ 466,812,800
Foreign Agency Obligations	—	2,693,140	—	2,693,140
Foreign Government Obligations	—	11,178,641	—	11,178,641
Municipal Bonds	—	11,608,131	—	11,608,131

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series C Portfolio
	Level 1	Level 2	Level 3	Total
Long-Term Investments
Preferred Securities	$ —	$ 13,950,665	$ —	$ 13,950,665
U.S. Treasury Obligations	—	9,041,463	—	9,041,463
Short-Term Securities
Money Market Funds	4,886,586	—	—	4,886,586
	$ 4,886,586	$ 515,284,840	$ —	$ 520,171,426
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 136,671	$ —	$ —	$ 136,671
Liabilities
Credit Contracts	—	(22,154)	—	(22,154)
Interest Rate Contracts	(50,790)	—	—	(50,790)
	$ 85,881	$ (22,154)	$ —	$ 63,727
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
RB	Revenue Bonds